CONTINGENT LIABILITIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 23, 2010	Dec. 31, 2018
Baxter Healthcare Corporation [Member]
Disclosure of contingent liabilities [line items]
Agreement term	30 years
Agreement payment amount	$ 45.0
Minimum amount purchased by third party from Kamada through five years from signing the agreement	60.0
Minimum yearly royalties to be paid by shire starting from the beginning of the sale of Glassia produced by Shire in accordance with the License Agreement	$ 5.0
Amount received from Distribution Agreement		$ 39.5
Maximum cost of experiment with Glassia		$ 10.0
Operating lease agreements [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date		2026
Vehicles [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date		2019-2021
Patents [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date		15 years